Accumulated other comprehensive income (Details 3) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Reclassification adjustments, included in net income
Income tax expense	SFr 590	SFr 477	SFr 307	SFr 1,067	SFr 850
Gains/(losses) on cash flow hedges
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	7	6	(5)	13	(8)
Cumulative translation adjustments
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	4	2	0	6	0
Unrealized gains/(losses) on securities
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(1)	0	0	(1)	0
Actuarial gains/(losses)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	86	88	38	174	76
Actuarial gains/(losses) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	110	112	50	222	100
Income tax expense	(24)	(24)	(12)	(48)	(24)
Net prior service credit/ (cost)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(22)	(21)	(22)	(43)	(42)
Net prior service credit/ (cost) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	(29)	(28)	(28)	(57)	(53)
Income tax expense	7	7	6	14	11
Accumulated other comprehensive income
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	74	SFr 75	11	149	26
Bank
Reclassification adjustments, included in net income
Income tax expense	SFr 563		SFr 274	SFr 1,012	SFr 795